Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2015	Mar. 31, 2014
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 3,260.4	₨ 2,492.2
Contingencies, estimated provision for indirect taxes claims which are not yet acknowledged as debts	₨ 3,964.8	₨ 4,090.9